Leases - Summary of Maturity Analysis of Lease Liabilities (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	$ 273,179
Lease liabilities	262,383	$ 336,090
Less than one year [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	137,025
Later than one year and not later than two years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	136,154
Later than two years and not later than five years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	0
More than 5 Years [member]
Disclosure Of Maturity Analysis Of Lease Liabilities [Line Items]
Gross lease liabilities	$ 0